Oil and Gas Sales (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 3,887,500	$ 3,303,900
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	3,000,000	2,810,700
U.S.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	887,500	493,200
Crude oil sales | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	2,743,600	2,581,900
Crude oil sales | U.S.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	811,700	435,300
NGL sales | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	202,100	158,200
NGL sales | U.S.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	41,200	27,000
Natural gas sales | Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	54,300	70,600
Natural gas sales | U.S.
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 34,600	$ 30,900